Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Details Textual) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Information for Parent Issuer Guarantor Subsidiaries and Non-Guarantor Subsidiaries Disclosure [Abstract]
Senior notes issued	$ 800	$ 0	$ 0	$ 522
Percentage of ownership in wholly on subsidiary by parent		100.00%